Related Party Transactions - Key Management Compensation (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Salaries, allowances and other benefits	¥ 16,598	¥ 13,042	¥ 13,385
Contribution to retirement benefit scheme	1,338	1,796	1,781
Key management compensation	¥ 17,936	¥ 14,838	¥ 15,166